Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 93.0%
BlackRock Advantage Emerging Markets Fund, Class K	1,437,864	$17,426,916
Diversified Equity Master Portfolio	$84,297,694	84,297,694
International Tilts Master Portfolio	$24,848,437	24,848,437
iShares Developed Real Estate Index Fund, Class K	651,762	7,215,007
iShares MSCI EAFE Small-Cap ETF	140,886	10,483,327

		144,271,381

Fixed-Income Funds — 2.3%
CoreAlpha Bond Master Portfolio	$631,200	631,200
iShares Core U.S. Aggregate Bond ETF(b)	11,490	1,319,397
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,373	315,680
iShares TIPS Bond ETF	6,532	834,071
Master Total Return Portfolio	$467,270	467,270

		3,567,618

Security	Shares	Value

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	978,915	$979,404
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	5,636,167	5,636,167

		6,615,571

Total Investments — 99.6% (Cost: $117,414,444)		154,454,570

Other Assets Less Liabilities — 0.4%		683,717

Net Assets — 100.0%		$155,138,287

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$15,602,715	$3,348,088		$(825,397)		$15,339	$(713,829)	$17,426,916	1,437,864	$87,768		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	9,400,514	—		(8,421,002	)(a)	(108)	—	979,404	978,915	444	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,121,146	—		(484,979	)(a)	—	—	5,636,167	5,636,167	730		—
CoreAlpha Bond Master Portfolio	474,526	158,715	(a)	—		903	(2,944)	631,200	$631,200	9,598		—
Diversified Equity Master Portfolio	70,677,755	2,631,831	(a)	—		14,176,533	(3,188,425)	84,297,694	$84,297,694	574,115		—
International Tilts Master Portfolio	21,173,512	2,486,083	(a)	—		2,326,337	(1,137,495)	24,848,437	$24,848,437	446,873		—
iShares Core U.S. Aggregate Bond ETF	396,764	925,691		—		—	(3,058)	1,319,397	11,490	12,785		—
iShares Developed Real Estate Index Fund, Class K	6,282,444	525,591		(405,702)		(2,489)	815,163	7,215,007	651,762	166,427		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	245,871	77,777		—		—	(7,968)	315,680	2,373	4,354		—
iShares MSCI EAFE Small-Cap ETF	8,891,925	801,701		—		—	789,701	10,483,327	140,886	92,289		—
iShares TIPS Bond ETF	541,747	290,798		—		—	1,526	834,071	6,532	25,774		—
Master Total Return Portfolio	340,639	140,884	(a)	—		4,035	(18,288)	467,270	$467,270	8,615		—

						$16,520,550	$(3,465,617)	$154,454,570		$1,429,772		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	23	10/15/21	$2,349	$25,612
S&P/TSE 60 Index	23	12/16/21	4,344	(125,912)
FTSE 100 Index	5	12/17/21	477	5,771
FTSE/MIB Index	16	12/17/21	2,351	(20,412)
MSCI EAFE Index	33	12/17/21	3,741	(165,438)
Russell 2000 E-Mini Index	15	12/17/21	1,651	(33,829)

				(314,208)

Short Contracts
TOPIX Index	14	12/09/21	2,554	(12,884)
S&P 500 E-Mini Index	12	12/17/21	2,579	111,084
S&P 500 Micro E-Mini Index	91	12/17/21	1,955	84,220

				182,420

				$(131,788)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,424,444	USD	4,280,944	Bank of America N.A.	12/15/21	$1,677
USD	1,758,324	AUD	2,382,111	Morgan Stanley & Co. International PLC	12/15/21	35,610
USD	117,800	EUR	101,000	Bank of America N.A.	12/15/21	633
USD	244,018	EUR	206,000	Morgan Stanley & Co. International PLC	12/15/21	5,045
USD	1,758,980	JPY	193,738,060	Morgan Stanley & Co. International PLC	12/15/21	17,150

						60,115

EUR	4,511,931	USD	5,344,601	Bank of America N.A.	12/15/21	(110,470)
USD	1,739,917	CAD	2,204,659	Morgan Stanley & Co. International PLC	12/15/21	(671)

						(111,141)

						$(51,026)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$35,125,250	$—	$—	$35,125,250
Fixed-Income Funds	2,469,148	—	—	2,469,148
Money Market Funds	6,615,571	—	—	6,615,571

	$44,209,969	$—	$—	44,209,969

Investments Valued at NAV(a)				110,244,601

				$154,454,570

Derivative Financial Instruments(b)
Assets
Equity Contracts	$226,687	$—	$—	$226,687
Foreign Currency Exchange Contracts	—	60,115	—	60,115
Liabilities
Equity Contracts	(358,475)	—	—	(358,475)
Foreign Currency Exchange Contracts	—	(111,141)	—	(111,141)

	$(131,788)	$(51,026)	$—	$(182,814)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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